Segment information - Non-Current Assets, Net Revenue and Fair Value Gains (Losses) by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Property, plant and equipment, net	$ 1,549,565	$ 1,565,355	$ 1,422,623
Investment property	33,364	33,330	32,132
Non-current biological assets	23,706	30,622
Sales of goods and services rendered	1,298,871	1,347,724	1,124,352
Initial recognition and changes in fair value of biological assets and agricultural produce	87,858	215,941	227,740
Changes in net realizable value of agricultural produce after harvest	1,838	(22,293)	(12,879)
Operating segments
Disclosure of geographical areas [line items]
Property, plant and equipment, net	1,549,565	1,565,355
Investment property	33,364	33,330
Goodwill	14,309	18,544
Non-current biological assets	23,706	30,622
Sales of goods and services rendered	1,442,441	1,351,707	1,097,723
Initial recognition and changes in fair value of biological assets and agricultural produce	101,172	214,188	211,198
Changes in net realizable value of agricultural produce after harvest	2,574	(22,429)	(11,658)
Operating segments | Argentina
Disclosure of geographical areas [line items]
Property, plant and equipment, net	786,201	914,444
Investment property	33,364	33,330
Goodwill	9,799	14,359
Non-current biological assets	23,706	30,622
Sales of goods and services rendered	402,205	373,746	284,026
Initial recognition and changes in fair value of biological assets and agricultural produce	6,469	102,656	120,255
Changes in net realizable value of agricultural produce after harvest	3,341	(21,482)	(9,679)
Operating segments | Brazil
Disclosure of geographical areas [line items]
Property, plant and equipment, net	733,055	620,065
Investment property	0	0
Goodwill	4,510	4,185
Non-current biological assets	0	0
Sales of goods and services rendered	401,051	494,215	385,959
Initial recognition and changes in fair value of biological assets and agricultural produce	94,436	108,066	88,659
Changes in net realizable value of agricultural produce after harvest	(156)	(934)	(1,496)
Operating segments | Uruguay
Disclosure of geographical areas [line items]
Property, plant and equipment, net	30,309	30,846
Investment property	0	0
Goodwill	0	0
Non-current biological assets	0	0
Sales of goods and services rendered	632,165	472,538	427,661
Initial recognition and changes in fair value of biological assets and agricultural produce	267	3,466	2,284
Changes in net realizable value of agricultural produce after harvest	(611)	(13)	(483)
Operating segments | Chile
Disclosure of geographical areas [line items]
Property, plant and equipment, net	0	0
Investment property	0	0
Goodwill	0	0
Non-current biological assets	0	0
Sales of goods and services rendered	7,020	11,208	77
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	$ 0	$ 0	$ 0